Financial Risks	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from fluctuations and the degree of volatility of foreign exchange rates. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

Cash and cash equivalents of $1,591,507 are comprised of $648,393 in cash and $943,114 in cash equivalents. The cash equivalents of $943,114 at March 31, 2013 ($1,517,976 at March 31, 2012) are comprised of:

Held in Canada:

TD Waterhouse at 1.25% - $1,224 ($1,243 CDN) – No Maturity

Held in Brazil:

Bank Deposit Certificate (CDB) at 8% per annum plus inflation - $941,890 (R$1,899,355)- No Maturity. Of these deposits $89,262 (R$180,000) are secured by Government Deposit Insurance.

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	571,384	145,454
US dollars	18,404	44,127
Brazilian reals	2,017,114	2,819,710
British pounds	1,385	10,567
Euros	5,524	5,076

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	32,012	27,074
US dollars	52,992	102,726
Brazilian reals	207,857	94,057
British pounds	—	438
Euros	—	6,432

Accounts payable include the following amounts payable in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	7,258	19,629
US dollars	2,382	3,541
Brazilian reals	706	805
British pounds	—	100

Accrued liabilities include the following accruals in their source currency:

	March 31, 2013	March 31, 2012

Canadian dollars	47,807	26,457
US dollars	5,171	11,709
Brazilian reals	28,931	27,675

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2013	March 31, 2012

Canada	17%	14%
North America, excluding Canada	28%	54%
South America	55%	27%
Europe, excluding Great Britain	0%	5%
	100%	100%

FAIR VALUE

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.